Borrowings - Additional Information (Detail) ₨ in Millions, $ in Millions, $ in Millions, $ in Millions, ¥ in Billions		9 Months Ended	12 Months Ended
		Jul. 01, 2017	Sep. 29, 2018 USD ($)	Sep. 29, 2018 CNY (¥)	Sep. 29, 2018 HKD ($)	Sep. 30, 2017 USD ($)	Oct. 01, 2016 USD ($)	Sep. 29, 2018 INR (₨)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CAD ($)	Sep. 25, 2017	Apr. 01, 2017
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate Description			All of the above bank facilities allow for borrowings at LIBOR-based rates plus a spread depending on the credit default swap spread applicable to the Company’s debt, subject to a cap and floor that vary with the Company’s debt rating assigned by Moody’s Investors Service and Standard and Poor’s. The spread above LIBOR can range from 0.18% to 1.63%.	All of the above bank facilities allow for borrowings at LIBOR-based rates plus a spread depending on the credit default swap spread applicable to the Company’s debt, subject to a cap and floor that vary with the Company’s debt rating assigned by Moody’s Investors Service and Standard and Poor’s. The spread above LIBOR can range from 0.18% to 1.63%.	All of the above bank facilities allow for borrowings at LIBOR-based rates plus a spread depending on the credit default swap spread applicable to the Company’s debt, subject to a cap and floor that vary with the Company’s debt rating assigned by Moody’s Investors Service and Standard and Poor’s. The spread above LIBOR can range from 0.18% to 1.63%.
Line of Credit Facility, Committed Capacity			$ 12,250
Line of Credit Facility, Capacity Used			0
Letters of Credit, amount outstanding			220
Borrowings			20,874			$ 25,291
Interest capitalized			125			87	$ 139
Interest expense, net of capitalized interest			682			507	$ 354
Letters Of Credit under Revolving Credit Facility Expiring In 2019
Debt Instrument [Line Items]
Line of Credit Facility, Committed Capacity			500
Foreign Currency Denominated Indian Debt
Debt Instrument [Line Items]
Line of Credit Facility, Committed Capacity			$ 149					₨ 10,800
Debt, maturity date			Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
BAMTech Notes Payable
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current			$ 0			1,581
Stated interest rate	[1]		0.00%					0.00%
Borrowings, Effective Interest Rate	[2]		0.00%					0.00%
Commercial paper
Debt Instrument [Line Items]
Borrowings			$ 1,005			2,772
Stated interest rate	[1]		0.00%					0.00%
Borrowings, Effective Interest Rate	[2]		2.24%					2.24%
Commercial paper | Minimum
Debt Instrument [Line Items]
Spread above LIBOR/Canadian Dealer Offered Rate			0.18%	0.18%	0.18%
Commercial paper | Maximum
Debt Instrument [Line Items]
Spread above LIBOR/Canadian Dealer Offered Rate			1.63%	1.63%	1.63%
U.S. and European medium-term notes
Debt Instrument [Line Items]
Borrowings			$ 17,400
Long-term Debt, Percentage Bearing Fixed Interest, Amount			15,400
Long-term Debt, Percentage Bearing Variable Interest, Amount			$ 2,000
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate			2.67%					2.67%
U.S. and European medium-term notes | Minimum
Debt Instrument [Line Items]
Debt Instrument, Term			1 year	1 year	1 year
Stated interest rate			0.88%					0.88%
U.S. and European medium-term notes | Maximum
Debt Instrument [Line Items]
Debt Instrument, Term			75 years	75 years	75 years
Stated interest rate			7.55%					7.55%
European medium-term notes
Debt Instrument [Line Items]
Borrowings			$ 497
Stated interest rate			2.13%					2.13%
Remaining borrowing capacity			$ 4,000
Foreign Currency Denominated Canadian Debt [Member]
Debt Instrument [Line Items]
Borrowings									$ 955	$ 1,300
Stated interest rate									2.76%	2.76%
Debt, maturity date			Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Capital Cities/ABC debt
Debt Instrument [Line Items]
Borrowings			$ 103			$ 105
Stated interest rate	[1]		8.75%					8.75%
Debt, maturity date			Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Borrowings, Effective Interest Rate	[2]		5.99%					5.99%
Hong Kong Disneyland Resort | Loans
Debt Instrument [Line Items]
Debt, maturity date			Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests			$ 143		$ 1,100
Hong Kong Disneyland Resort | Loans | HIBOR
Debt Instrument [Line Items]
Spread above LIBOR/Canadian Dealer Offered Rate			2.00%	2.00%	2.00%
Hong Kong Disneyland Resort | Line of Credit
Debt Instrument [Line Items]
Debt, maturity date			Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests			$ 269		$ 2,100
Hong Kong Disneyland Resort | Line of Credit | HIBOR
Debt Instrument [Line Items]
Spread above LIBOR/Canadian Dealer Offered Rate			1.25%	1.25%	1.25%
Shanghai Disney Resort | Loans
Debt Instrument [Line Items]
Debt, maturity date			Dec. 31, 2036	Dec. 31, 2036	Dec. 31, 2036
Shanghai Disney Resort | Loans | Maximum
Debt Instrument [Line Items]
Stated interest rate			8.00%					8.00%
Shanghai Disney Resort | Shendi Loan
Debt Instrument [Line Items]
Debt, maturity date			Dec. 31, 2036	Dec. 31, 2036	Dec. 31, 2036
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests			$ 1,000	¥ 7.0
Shanghai Disney Resort | Shendi Loan | Maximum
Debt Instrument [Line Items]
Stated interest rate			8.00%					8.00%
Shanghai Disney Resort | Line of Credit
Debt Instrument [Line Items]
Stated interest rate			8.00%					8.00%
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests			$ 199	¥ 1.4
Existing Line of Credit 2
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date		Mar. 31, 2023
Line of Credit Facility, Committed Capacity			4,000
Line of Credit Facility, Capacity Used			$ 0
Existing Line of Credit 3
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date			Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2019
Line of Credit Facility, Committed Capacity			$ 6,000
Line of Credit Facility, Capacity Used			$ 0
Existing Line Of Credit 1
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date			Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2021
Line of Credit Facility, Committed Capacity			$ 2,250
Line of Credit Facility, Capacity Used			$ 0
Disney Cruise Line
Debt Instrument [Line Items]
Loan to Cost Ratio			80.00%	80.00%	80.00%
Disney Cruise Line | Credit Facility available beginning April 2021
Debt Instrument [Line Items]
Line of Credit Facility, Committed Capacity			$ 1,000
Stated interest rate			3.48%					3.48%
Disney Cruise Line | Credit Facility available beginning May 2022
Debt Instrument [Line Items]
Line of Credit Facility, Committed Capacity			$ 1,100
Stated interest rate			3.72%					3.72%
Disney Cruise Line | Credit Facility available beginning April 2023
Debt Instrument [Line Items]
Line of Credit Facility, Committed Capacity			$ 1,100
Stated interest rate			3.74%					3.74%
21CF
Debt Instrument [Line Items]
Line of Credit Facility, Committed Capacity			$ 35,700
21CF | LIBOR
Debt Instrument [Line Items]
Spread above LIBOR/Canadian Dealer Offered Rate			0.88%	0.88%	0.88%
BAMTech, LLC
Debt Instrument [Line Items]
Equity Method Investment, Ownership Interest			75.00%			42.00%		75.00%			42.00%	33.00%
BAMTech, LLC | BAMTech Notes Payable
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current						$ 1,600

[1]	The stated interest rate represents the weighted-average coupon rate for each category of borrowings. For floating rate borrowings, interest rates are the rates in effect at September 29, 2018; these rates are not necessarily an indication of future interest rates.
[2]	The effective interest rate includes the impact of existing and terminated interest rate and cross-currency swaps, purchase accounting adjustments and debt issuance premiums, discounts and costs.